Other receivables and prepayments, net (Tables)	12 Months Ended
Dec. 31, 2025
Other receivables and prepayments, net
Schedule of components of other receivables and prepayments, net

	As of December 31,
	2024	2025
	RMB	RMB
VAT and EIT recoverable	688,291	905,397
Deposits	51,943	46,319
Interest receivable	764,049	883,022
Prepayment to suppliers related to procurement activities of goods and services	309,309	440,956
Prepaid expense	96,475	75,360
Loans to third parties	184,700	187,900
Advances to suppliers related to financing activities	330,902	299,660
Others	162,668	144,703
Subtotal	2,588,337	2,983,317
Allowance for doubtful account:
Balance at beginning of the year	(67,379)	(115,287)
Write-offs	—	923
Provision	(47,908)	(8,652)
Allowance as of the end of the year	(115,287)	(123,016)
Total	2,473,050	2,860,301